Cover	Nov. 11, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 11, 2026
Entity File Number	001-34577
Entity Registrant Name	IT TECH PACKAGING, INC.
Entity Central Index Key	0001358190
Entity Tax Identification Number	20-4158835
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Science Park, Juli Road
Entity Address, Address Line Two	Xushui District
Entity Address, Address Line Three	Baoding City
Entity Address, City or Town	Hebei Province
Entity Address, Country	CN
Entity Address, Postal Zip Code	072550
City Area Code	+86
Local Phone Number	312-8698215
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ITP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false